Share Capital Authorized - Summary of Issues and Outstanding (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Balance, January 1	[1]	$ 589,827
Exercise of stock options		1,729	$ 1,818
Ending balance		591,598	589,827	[1]
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance, January 1		$ 589,827	$ 375,524
Balance, January 1 (Shares)		123,739,020	89,678,845
Issued on Acquisition (Note 6)		$ 0	$ 213,942
Issued on Acquisition (Note 6) (Shares)		0	34,013,055
Exercise of stock options		$ 1,771	$ 361
Exercise of stock options (Shares)		217,845	47,120
Ending balance		$ 591,598	$ 589,827
Ending balance (Shares)		123,956,865	123,739,020

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.